Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Summarizes Income Discontinued Operations

The following table summarizes the results of the Sound Solutions business included in the consolidated statements of income as discontinued operations for 2012, 2011 and 2010:

	2012	2011	2010
Revenue	—	140	354
Costs and expenses	—	(116)	(283)

Income attributable to discontinued operations	—	24	71
Provision for income taxes	—	(4)	(12)

Income attributable to discontinued operations, net of taxes, before disposal	—	20	59
Gain on disposal of discontinued operations (net of taxes)	1	414	—

Income from discontinued operations after disposal	1	434	59